Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Communication Services - 2.7%
Cable One, Inc.	2,725	$953,178
Nexstar Media Group, Inc.	8,524	1,409,443
		2,362,621

Consumer Discretionary - 7.8%
Bright Horizons Family Solutions, Inc. (a)	18,130	2,540,557
First Watch Restaurant Group, Inc. (a)	47,007	733,309
TopBuild Corp. (a)	3,479	1,415,292
Vista Outdoor, Inc. (a)	19,676	770,906
Wyndham Hotels & Resorts, Inc.	16,410	1,282,277
		6,742,341

Consumer Staples - 3.1%
Nomad Foods Ltd.	76,696	1,461,826
TreeHouse Foods, Inc. (a)	29,283	1,229,300
		2,691,126

Energy - 1.1%
ChampionX Corp.	32,298	973,785

Financials - 20.6%
Assurant, Inc.	3,576	711,123
Assured Guaranty Ltd.	21,261	1,690,675
Bancorp, Inc. (a)	47,892	2,562,222
DigitalBridge Group, Inc.	61,909	874,774
Eastern Bankshares, Inc.	100,586	1,648,605
Horace Mann Educators Corp.	32,395	1,132,205
MGIC Investment Corp.	82,591	2,114,330
NCR Atleos Corp. (a)	55,550	1,584,841
Old National Bancorp	55,415	1,034,044
Pacific Premier Bancorp, Inc.	43,702	1,099,542
Prosperity Bancshares, Inc.	10,940	788,446
WEX, Inc. (a)	7,287	1,528,302
WSFS Financial Corp.	20,720	1,056,513
		17,825,622

Health Care - 18.0%
Accolade, Inc. (a)	56,459	217,367
Ascendis Pharma A/S - ADR (a)	7,712	1,151,479
BioAge Labs, Inc. (a)	9,608	199,846
Biohaven Ltd. (a)	11,327	566,010
Blueprint Medicines Corp. (a)	9,490	877,825
Charles River Laboratories International, Inc. (a)	2,861	563,531
Cytokinetics, Inc. (a)	15,386	812,381
Encompass Health Corp.	18,981	1,834,324
Haemonetics Corp. (a)	4,813	386,869
HealthEquity, Inc. (a)	19,928	1,631,107
Immunome, Inc. (a)	17,202	251,493
Inari Medical, Inc. (a)	21,300	878,412
LifeStance Health Group, Inc. (a)	77,353	541,471
NeoGenomics, Inc. (a)	93,009	1,371,883
Neurocrine Biosciences, Inc. (a)	6,836	787,644
OrthoPediatrics Corp. (a)	24,064	652,375
Phreesia, Inc. (a)	71,612	1,632,038
SI-BONE, Inc. (a)	34,347	480,171
Vaxcyte, Inc. (a)	6,978	797,376
		15,633,602

Industrials - 19.1%
Applied Industrial Technologies, Inc.	5,431	1,211,819
AZEK Co., Inc. (a)	31,138	1,457,259
EnPro Industries, Inc.	9,993	1,620,665
Kadant, Inc.	5,586	1,888,068
Mueller Water Products, Inc. - Class A	39,740	862,358
Sensata Technologies Holding PLC	32,955	1,181,766
SiteOne Landscape Supply, Inc. (a)	5,934	895,500
SPX Technologies, Inc. (a)	12,564	2,003,456
Tennant Co.	14,999	1,440,504
Valmont Industries, Inc.	6,475	1,877,426
Woodward, Inc.	4,581	785,687
Zurn Elkay Water Solutions Corp.	36,860	1,324,748
		16,549,256

Information Technology - 13.7%
BlackLine, Inc. (a)	3,112	171,596
CTS Corp.	30,887	1,494,313
Dynatrace, Inc. (a)	14,899	796,650
Entegris, Inc.	6,836	769,255
Envestnet, Inc. (a)	19,000	1,189,780
Infinera Corp. (a)	167,598	1,131,286
Littelfuse, Inc.	4,562	1,210,070
NCR Voyix Corp. (a)	67,457	915,391
Onto Innovation, Inc. (a)	7,403	1,536,567
Power Integrations, Inc.	12,544	804,321
SiTime Corp. (a)	3,421	586,736
Workiva, Inc. (a)	16,217	1,283,089
		11,889,054

Materials - 3.0%
HB Fuller Co.	20,952	1,663,170
Ingevity Corp. (a)	24,895	970,905
		2,634,075

Utilities - 2.1%
Talen Energy Corp. (a)	10,399	1,853,518
TOTAL COMMON STOCKS (Cost $67,782,929)		79,155,000

REAL ESTATE INVESTMENT TRUSTS - 5.6%
EastGroup Properties, Inc.	7,190	1,343,236
Equity Commonwealth (a)	63,011	1,253,919
Essential Properties Realty Trust, Inc.	40,880	1,396,052
SITE Centers Corp.	14,322	866,481
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,221,762)		4,859,688

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class Z, 4.78% (b)	2,777,890	2,777,890
TOTAL SHORT-TERM INVESTMENTS (Cost $2,777,890)		2,777,890

TOTAL INVESTMENTS - 100.0% (Cost $74,782,581)		86,792,578
Liabilities in Excess of Other Assets - (0.0)% (c)		(38,700)
TOTAL NET ASSETS - 100.0%		$86,753,878

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$79,155,000	$–	$–
Real Estate Investment Trusts	4,859,688	–	–
Money Market Funds	2,777,890	–	–
Total Investments	$86,792,578	$–	$–